UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	12/31/2008

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS - DREYFUS ENTERPRISE FUND (Class A, B, C and T) - DREYFUS NATURAL RESOURCES FUND (Class A, B, C, Class I and T)

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Enterprise Fund
December 31, 2008 (Unaudited)

Common Stocks--100.0%	Shares	Value ($)

Consumer Discretionary--19.3%
Aaron Rents	61,570 a	1,638,993
American Public Education	34,570 b	1,285,658
BJ's Restaurants	53,120 b	572,102
Cache	100,630 b	203,273
California Pizza Kitchen	30,610 b	328,139
Casual Male Retail Group	175,830 a,b	91,432
FGX International Holdings	130,016 b	1,786,420
G-III Apparel Group	88,407 b	564,921
K12	45,025 b	844,219
Monro Muffler Brake	16,300	415,650
Peet's Coffee & Tea	27,880 a,b	648,210
Red Lion Hotels	92,004 b	218,970
True Religion Apparel	53,500 a,b	665,540
Wet Seal, Cl. A	176,450 a,b	524,057
WMS Industries	20,100 b	540,690
Zumiez	31,300 a,b	233,185
		10,561,459
Consumer Staples--2.0%
Smart Balance	158,100 b	1,075,080
Energy--5.6%
Arena Resources	36,400 b	1,022,476
ENGlobal	98,098 b	318,818
Northern Oil and Gas	158,100 a,b	411,060
OYO Geospace	28,020 a,b	489,509
Rex Energy	100,000 b	294,000
T-3 Energy Services	39,330 a,b	371,275
TXCO Resources	112,500 a,b	167,625
		3,074,763
Exchange Traded Funds--6.6%
iShares Nasdaq Biotechnology Index
Fund	25,870 a	1,838,063
PowerShares Dynamic Biotechnology
& Genome Portfolio	128,210 a	1,759,041
		3,597,104
Financial--1.5%
Cardtronics	111,937 b	144,399
Hallmark Financial Services	58,500 b	513,045
Marlin Business Services	64,500 b	170,925
		828,369
Health Care--18.5%
Air Methods	45,200 a,b	722,748
CONMED	25,250 b	604,485
Five Star Quality Care	226,700 a,b	346,851
Greatbatch	30,000 b	793,800
Hansen Medical	70,198 a,b	506,830
InfuSystems Holdings	730,100 a,b	1,715,735
Matrixx Initiatives	100,158 b	1,651,605
Metabolix	76,000 a,b	966,720
Omnicell	93,180 a,b	1,137,728
Penwest Pharmaceuticals	340,800 b	535,056
Res-Care	40,750 b	612,065
Varian	9,490 b	318,010
Volcano	15,000 b	225,000
		10,136,633

Industrials--20.0%
American Ecology	18,880	381,942
Comfort Systems USA	80,800	861,328
Dynamex	61,888 b	912,848
Flow International	214,426 b	518,911
Geo Group	93,569 b	1,687,049
Graham	63,100	682,742
Hub Group, Cl. A	34,930 b	926,693
ICF International	69,000 b	1,695,330
Jinpan International	25,870	375,374
Lantronix (warrants)	573 b	0
Layne Christensen	36,950 b	887,169
LMI Aerospace	47,280 b	537,574
Northwest Pipe	18,958 b	807,800
Rush Enterprises, Cl. A	57,460 b	492,432
Tennant	11,340 a	174,636
		10,941,828
Information Technology--20.7%
Brocade Communications Systems	339,610 b	950,908
Constant Contact	43,707 a,b	579,118
Digi International	70,190 b	569,241
Double-Take Software	132,479 b	1,188,337
Intersil, Cl. A	137,300	1,261,787
Liquidity Services	67,988 a,b	566,340
Mellanox Technologies	65,160 b	512,158
Microtune	267,630 a,b	545,965
Ness Technologies	91,114 b	389,968
NetScout Systems	125,310 b	1,080,172
NeuStar, Cl. A	47,470 b	908,101
Perficient	97,855 a,b	467,747
Plantronics	86,500	1,141,800
Techwell	73,300 b	476,450
ValueClick	76,060 b	520,250
Web.com Group	38,200 b	139,812
		11,298,154
Materials--5.8%
Balchem	25,910	645,418
Horsehead Holding	77,150 b	362,605
Penford	52,300	529,276
Seabridge Gold	44,000 a,b	575,520
Sensient Technologies	14,870	355,096
Zoltek Cos.	76,300 a,b	685,937
		3,153,852
Total Common Stocks
(cost $83,759,830)		54,667,242

Other Investment--1.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $613,000)	613,000 [c]	613,000
Investment of Cash Collateral for
Securities Loaned--15.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $8,362,989)	8,362,989 [c]	8,362,989

Total Investments (cost $92,735,819)	116.4%	63,643,231
Liabilities, Less Cash and Receivables	(16.4%)	(8,997,822)
Net Assets	100.0%	54,645,409

a	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the fund's securities on loan is $8,133,966 and the total market value of the collateral held by the fund is $8,362,989.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

At December 31 2008, the aggregate cost of investment securities for income tax purposes was $92,735,819. Net unrealized depreciation on investments was $29,092,588 of which $2,782,472 related to appreciated investment securities and 31,875,060 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	63,643,231	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	63,643,231	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
December 31, 2008 (Unaudited)

Common Stocks--97.1%	Shares	Value ($)

Chemicals--5.0%
Agrium	6,730 a	229,695
Celanese, Ser. A	15,660	194,654
Monsanto	4,080	287,028
Potash Corp of Saskatchewan	3,380	247,484
Praxair	2,430	144,245
		1,103,106
Coal & Consumable Fuels--.8%
Peabody Energy	8,140	185,185
Containers & Packaging--1.9%
Packaging Corp. of America	11,790	158,693
Pactiv	10,490 b	260,991
		419,684
Diversified Metals & Mining--2.0%
BHP Billiton, ADR	7,560 a	324,324
Freeport-McMoRan Copper & Gold	4,750	116,090
		440,414
Food Products--.6%
Smithfield Foods	9,740 a,b	137,042
Gold--3.5%
Agnico-Eagle Mines	8,730 a	448,111
Kinross Gold	18,380	338,560
		786,671
Industrials--2.8%
Gamesa Corp Tecnologica	9,960 a	176,384
McDermott International	12,790 b	126,365
Vestas Wind Systems	5,830 b	330,443
		633,192
Integrated Oil & Gas--17.4%
BG Group	44,360	610,362
Canadian Natural Resources	4,700	187,906
Chevron	8,240	609,513
Exxon Mobil	8,130	649,018
Hess	4,440	238,162
Marathon Oil	14,860	406,570
Occidental Petroleum	10,830	649,692
Petroleo Brasileiro, ADR	14,050	344,084
Suncor Energy	8,400	163,800
		3,859,107
Oil & Gas Drilling--5.6%
Diamond Offshore Drilling	5,130 a	302,362
Helmerich & Payne	10,510	239,102
Hercules Offshore	32,790 b	155,752
Nabors Industries	10,520 b	125,924
Noble	9,590	211,843
Transocean	4,284 b	202,419
		1,237,402
Oil & Gas Equipment & Services--10.3%
BJ Services	11,930	139,223
Cameron International	10,510 b	215,455
Halliburton	18,870	343,057
Hornbeck Offshore Services	14,200 b	232,028
National Oilwell Varco	15,800 b	386,152

Schlumberger	11,380	481,715
Smith International	7,690	176,024
Weatherford International	28,580 b	309,236
		2,282,890
Oil & Gas Exploration & Production--34.1%
Anadarko Petroleum	14,360	553,578
Apache	4,540	338,366
Arena Resources	15,850 b	445,226
Chesapeake Energy	16,720	270,362
Concho Resources	25,540 b	582,823
Continental Resources	8,282 b	171,520
Devon Energy	9,500	624,245
EOG Resources	7,150	476,047
EXCO Resources	23,090 b	209,195
Forest Oil	11,100 b	183,039
Newfield Exploration	13,670 b	269,983
Noble Energy	8,400	413,448
PetroHawk Energy	19,172 b	299,658
Pioneer Natural Resources	7,260 a	117,467
Plains Exploration & Production	12,530 b	291,197
Range Resources	15,040	517,226
SandRidge Energy	17,081 b	105,048
Southwestern Energy	25,010 b	724,540
Ultra Petroleum	9,800 b	338,198
XTO Energy	18,025	635,742
		7,566,908
Oil & Gas Refining & Marketing--.8%
Frontier Oil	14,500	183,135
Oil & Gas Storage & Transportation--2.3%
Williams	34,930	505,786
Steel--.8%
Tenaris, ADR	8,400	176,232
Utilities--9.2%
Entergy	2,830	235,258
Equitable Resources	6,170	207,004
FirstEnergy	2,760	134,081
PG & E	4,190	162,195
Public Service Enterprise Group	6,740	196,606
Questar	20,860	681,913
Sempra Energy	4,840	206,329
Southern	5,890	217,930
		2,041,316
Total Common Stocks
(cost $32,637,110)		21,558,070

Other Investment--2.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $530,000)	530,000 [c]	530,000
Investment of Cash Collateral for
Securities Loaned--6.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,371,719)	1,371,719 [c]	1,371,719
Total Investments (cost $34,538,829)	105.7%	23,459,789
Liabilities, Less Cash and Receivables	(5.7%)	(1,275,133)
Net Assets	100.0%	22,184,656

ADR – American Depository Receipts

a	All or a portion of these securities are on loan. At December 31, 2008, the total market value of the fund's securities on loan is $1,343,697 and the total market value of the collateral held by the fund is $1,371,719.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

At December 31 2008, the aggregate cost of investment securities for income tax purposes was $34,528,829. Net unrealized depreciation on investments was $11,079,040 of which $903,992 related to appreciated investment securities and $11,983,032 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	23,459,789	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	23,459,789	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:	/s/ J. David Officer

J. David Officer
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	February 23, 2009

By:	/s/ James Windels

James Windels
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)